Preferred Stock Warrants - Summary of Preferred stock warrants outstanding (Detail) - $ / shares shares in Thousands		6 Months Ended
	Aug. 16, 2021	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		389,105	0
Exercise price of warrants		$ 514
Expiration Date	Aug. 31, 2028	Mar. 19, 2031
Series C Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		729,572	729,572
Exercise price of warrants		$ 514
Expiration Date		Aug. 31, 2028